UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: MFS Research International FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MFS Research International FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.2%  Diversified Financial Services - 1.2%     107,820  Suncorp-Metway Ltd.                              $   1,852,934
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                     1,852,934
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.8%    Commercial Banks - 0.8%                    15,168  Erste Bank der Oesterreichischen Sparkassen AG       1,125,549
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                       1,125,549
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%    Chemicals - 0.9%                            7,600  Umicore                                              1,298,989
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                       1,298,989
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.5%     Commercial Banks - 0.5%                    16,140  Banco Nossa Caixa SA                                   304,076
                                                              4,880  Uniao de Bancos Brasileiros SA (a)                     417,142
                                                                                                                      -------------
                                                                                                                            721,218
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 0.2%                    51,970  CSU Cardsystem SA (b)                                  352,921
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.4%                  59,980  Equatorial Energia SA (b)                              531,490
                  -----------------------------------------------------------------------------------------------------------------
                  Internet Software & Services - 0.2%        55,900  Universo Online SA (b)                                 275,743
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.2%          3,000  Petroleo Brasileiro SA (a)                             271,200
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Brazil                        2,152,572
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.2%     Diversified Telecommunication              22,770  TELUS Corp.                                          1,097,033
                  Services - 0.7%
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                 21,450  Rogers Communications, Inc. Class B                    700,206
                  Services - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Canada                        1,797,239
-----------------------------------------------------------------------------------------------------------------------------------
Czech             Electric Utilities - 0.3%                  12,240  CEZ                                                    489,019
Republic - 0.3%   -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Czech Republic              489,019
-----------------------------------------------------------------------------------------------------------------------------------
France - 12.9%    Beverages - 0.5%                            3,660  Pernod-Ricard SA                                       754,632
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 3.6%                    26,158  BNP Paribas                                          2,727,669
                                                             65,813  Credit Agricole SA (b)                               2,621,773
                                                                                                                      -------------
                                                                                                                          5,349,442
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication              43,850  France Telecom SA                                    1,187,691
                  Services - 0.8%
                  -----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 1.4%                16,540  Schneider Electric SA                                2,004,660
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.4%                       14,250  Gaz de France SA                                       626,817
                  -----------------------------------------------------------------------------------------------------------------
                  IT Services - 0.8%                         17,900  Cap Gemini SA                                        1,250,020
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 1.9%                           66,840  AXA SA                                               2,842,351
                  -----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.5%                     15,150  Suez SA                                                731,905
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 2.0%         44,170  Total SA                                             2,974,961
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                 12,950  LVMH Moet Hennessy Louis Vuitton SA                  1,432,008
                  Goods - 1.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                       19,154,487
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 12.0%   Auto Components - 1.2%                     14,755  Continental AG                                   $   1,840,248
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 1.1%                         28,510  Bayerische Motoren Werke AG                          1,655,611
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 3.6%                           51,120  Bayer AG                                             2,942,877
                                                             23,860  Linde AG                                             2,431,536
                                                                                                                      -------------
                                                                                                                          5,374,413
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.7%                    11,700  Deutsche Postbank AG                                   984,022
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 2.1%                  23,100  E.ON AG                                              3,028,123
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 1.5%            20,340  Siemens AG                                           2,148,205
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.5%                           34,890  MG Technologies AG                                     803,333
                  -----------------------------------------------------------------------------------------------------------------
                  Textiles, Apparel & Luxury                 40,470  Adidas-Salomon AG                                    1,988,108
                  Goods - 1.3%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                      17,822,063
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.4%     Commercial Banks - 0.4%                    38,190  Bank of Cyprus Public Co. Ltd.                         569,380
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                          569,380
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.5%  Commercial Banks - 1.0%                   613,500  BOC Hong Kong Holdings Ltd.                          1,484,705
                  -----------------------------------------------------------------------------------------------------------------
                  Distributors - 0.5%                       241,800  Li & Fung Ltd.                                         768,747
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                     2,253,452
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.5%      Metals & Mining - 0.5%                    330,983  Steel Authority of India Ltd.                          812,720
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in India                           812,720
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.0%    Construction Materials - 1.0%              36,740  CRH Plc                                              1,533,468
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                       1,533,468
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.8%      Aerospace & Defense - 0.9%                 45,560  Finmeccanica SpA                                     1,343,174
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 2.5%                    64,260  Banche Popolari Unite Scrl                           1,823,468
                                                            211,620  UniCredito Italiano SpA                              1,955,794
                                                                                                                      -------------
                                                                                                                          3,779,262
                  -----------------------------------------------------------------------------------------------------------------
                  Energy Equipment & Services - 0.4%         21,120  Saipem SpA                                             568,977
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                         5,691,413
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 16.2%     Auto Components - 0.7%                     50,600  Bridgestone Corp.                                    1,062,138
                  -----------------------------------------------------------------------------------------------------------------
                  Automobiles - 1.6%                         62,000  Honda Motor Co., Ltd.                                2,304,233
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 3.6%                       167  Mitsubishi UFJ Financial Group, Inc.                 2,047,834
                                                                 36  Sapporo Hokuyo Holdings, Inc.                          375,577
                                                            142,000  Shinsei Bank Ltd.                                      761,501
                                                                228  Sumitomo Mitsui Financial Group, Inc.                2,218,111
                                                                                                                      -------------
                                                                                                                          5,403,023
                  -----------------------------------------------------------------------------------------------------------------
                  Consumer Finance - 1.0%                    75,400  Aeon Credit Service Co., Ltd.                        1,430,726
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.5%                  29,300  Tohoku Electric Power Co., Inc.                        784,079
                  -----------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                     21,000  Nippon Electric Glass Co.                        $     515,046
                  Instruments - 1.1%                         41,900  Omron Corp.                                          1,179,232
                                                                                                                      -------------
                                                                                                                          1,694,278
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.4%            23,300  Sundrug Co., Ltd.                                      513,331
                  -----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.5%                      138,000  Tokyo Gas Co., Ltd.                                    777,282
                  -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 0.4%                   6,500  Funai Electric Co., Ltd.                               626,554
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 1.1%                  54,000  Kao Corp.                                            1,579,657
                  -----------------------------------------------------------------------------------------------------------------
                  Leisure Equipment & Products - 0.6%        62,900  Namco Bandai Holdings, Inc.                            927,192
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.9%                           14,200  Fanuc Ltd.                                           1,270,094
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.7%                                6,180  Nippon Television Network Corp.                      1,029,620
                  -----------------------------------------------------------------------------------------------------------------
                  Office Electronics - 0.6%                  73,000  Konica Minolta Holdings, Inc.                          936,695
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.0%                     32,200  Astellas Pharma, Inc.                                1,413,714
                  -----------------------------------------------------------------------------------------------------------------
                  Software - 0.6%                            35,700  Konami Corp.                                           947,843
                  -----------------------------------------------------------------------------------------------------------------
                  Trading Companies &                        56,200  Mitsubishi Corp.                                     1,309,544
                  Distributors - 0.9%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                        24,010,003
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.2%     Beverages - 0.1%                           35,080  Grupo Modelo SA                                        178,005
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 0.2%               8,344  Cemex, SA de CV (a)(b)                                 283,529
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                  67,550  Kimberly-Clark de Mexico, SA de CV                     283,289
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 0.3%                               13,840  Grupo Televisa, SA (a)                                 377,694
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                 13,710  America Movil, SA de CV (a)                            600,498
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Mexico                        1,723,015
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -     Beverages - 1.0%                           31,080  Heineken NV                                          1,530,844
3.0%              -----------------------------------------------------------------------------------------------------------------
                  Household Durables - 1.1%                  44,040  Koninklijke Philips Electronics NV                   1,616,094
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor             53,050  ASML Holding NV (b)                                  1,303,776
                  Equipment - 0.9%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands               4,450,714
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.0%     Diversified Telecommunication              65,930  Telenor ASA                                          1,220,020
                  Services - 0.8%
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 1.2%         70,480  Statoil ASA                                          1,798,177
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                        3,018,197
-----------------------------------------------------------------------------------------------------------------------------------
Philippines -     Wireless Telecommunication                 13,590  Philippine Long Distance Telephone                     660,665
0.4%              Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Philippines                 660,665
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.6%     Metals & Mining - 0.1%                      5,520  OAO TMK (a)(b)(c)                                      180,780
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 0.5%         16,020  OAO Gazprom (a)                                        652,014
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Russia                          832,794
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.3%  Electronic Equipment &                     44,000  Venture Corp. Ltd.                               $     400,689
                  Instruments - 0.3%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                       400,689
-----------------------------------------------------------------------------------------------------------------------------------
South             Oil, Gas & Consumable Fuels - 0.3%         14,220  Sasol Ltd.                                             456,851
Africa - 0.3%     -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Africa                    456,851
-----------------------------------------------------------------------------------------------------------------------------------
South             Commercial Banks - 0.6%                    17,700  Hana Financial Group, Inc.                             942,325
Korea - 3.3%      -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.3%                        1,466  Nong Shim Co., Ltd.                                    404,849
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.1%                      4,549  POSCO                                                1,707,326
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor              3,134  Samsung Electronics Co., Ltd.                        1,892,859
                  Equipment - 1.3%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in South Korea                   4,947,359
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.5%      Media - 0.5%                               32,058  Antena 3 de Television SA                              716,904
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                           716,904
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -     Biotechnology - 0.7%                        4,590  Actelion Ltd. (b)                                      999,843
9.8%              -----------------------------------------------------------------------------------------------------------------
                  Capital Markets - 1.9%                     49,074  UBS AG                                               2,897,776
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 1.0%                            8,620  Syngenta AG                                          1,518,144
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.6%                    23,460  EFG International AG (b)                               838,975
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 2.3%                        9,055  Nestle SA Registered Shares                          3,368,606
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 3.3%                     37,570  Novartis AG Registered Shares                        2,085,196
                                                             16,170  Roche Holding AG                                     2,877,438
                                                                                                                      -------------
                                                                                                                          4,962,634
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                  14,585,978
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%     Commercial Banks - 0.4%                 1,055,000  SinoPac Financial Holdings Co., Ltd.                   525,114
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Taiwan                          525,114
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.3%   Construction Materials - 0.3%              61,700  Siam Cement PCL Foreign Shares                         431,297
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Thailand                        431,297
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.6%     Commercial Banks - 0.6%                   128,951  Akbank T.A.S.                                          860,383
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Turkey                          860,383
-----------------------------------------------------------------------------------------------------------------------------------
United            Commercial Banks - 7.5%                   182,790  Barclays Plc                                         2,650,584
Kingdom - 21.1%                                             262,190  HSBC Holdings Plc                                    4,573,064
                                                             74,820  Royal Bank of Scotland Group Plc                     2,941,707
                                                             35,170  Standard Chartered Plc                                 982,242
                                                                                                                      -------------
                                                                                                                         11,147,597
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.3%                  60,740  British Energy Group Plc (b)                           491,330
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.7%           119,566  Tesco Plc                                            1,012,188
                  -----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.9%                  26,710  Reckitt Benckiser Plc                                1,341,048
                  -----------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

                                                             Shares
                  Industry                                     Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 0.5%            36,030  Smiths Group Plc                                 $     727,309
                  -----------------------------------------------------------------------------------------------------------------
                  Media - 2.0%                              200,730  WPP Group Plc                                        2,904,595
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 2.0%                    151,470  BHP Billiton Plc                                     3,034,337
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.9%                    31,590  Next Plc                                             1,263,338
                  -----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels - 2.7%         43,910  BG Group Plc                                           596,103
                                                            104,540  Royal Dutch Shell Plc                                3,382,421
                                                                                                                      -------------
                                                                                                                          3,978,524
                  -----------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals - 1.5%                     80,580  GlaxoSmithKline Plc                                  2,260,911
                  -----------------------------------------------------------------------------------------------------------------
                  Semiconductors & Semiconductor            275,400  ARM Holdings Plc                                       690,414
                  Equipment - 0.5%
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                876,560  Vodafone Group Plc                                   2,428,360
                  Services - 1.6%
                  -----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom           31,279,951
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks                                145,453,199
                                                                     (Cost - $130,324,116) - 98.0%
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Face
                                                             Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United            Commercial Paper** - 2.8%              $4,224,000  Jupiter Securitization Corp., 5.31%
States - 3.0%                                                        due 3/01/2007                                        4,224,000
                  -----------------------------------------------------------------------------------------------------------------
                  Time Deposits - 0.2%                      222,724  Brown Brothers Harriman & Co., 4.64%
                                                                     due 3/01/2007                                          222,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $4,446,724) - 3.0%                           4,446,724
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $134,770,840*) - 101.0%                    149,899,923

                                                                     Liabilities in Excess of Other Assets - (1.0%)      (1,533,242)
                                                                                                                      -------------
                                                                     Net Assets - 100.0%                              $ 148,366,681
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 135,240,627
                                                                  -------------
      Gross unrealized appreciation                               $  16,562,229
      Gross unrealized depreciation                                  (1,902,933)
                                                                  -------------
      Net unrealized appreciation                                 $  14,659,296
                                                                  =============

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of February 28, 2007                (in U.S. dollars)

** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)   Depositary receipts.
(b)   Non-income producing security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts purchased as of February 28, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation
      Foreign Currency Purchased           Settlement Date        (Depreciation)
      --------------------------------------------------------------------------
      AUD        29,280                      March 2007              $  (159)
      CAD        26,564                      March 2007                 (183)
      CHF       213,081                      March 2007                 (272)
      EUR       308,634                      March 2007                 (308)
      GBP       189,514                      March 2007                  460
      JPY   237,674,859                      March 2007                8,934
      NOK       215,679                      March 2007                  (77)
      PHP       784,978                      March 2007                 (105)
      ZAR        48,146                      March 2007                   12
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $3,059,206)         $ 8,302
                                                                     =======

o     Currency Abbreviations:

      AUD     Australian Dollar
      CAD     Canadian Dollar
      CHF     Swiss Franc
      EUR     Euro
      GBP     British Pound
      JPY     Japanese Yen
      NOK     Norwegian Krone
      PHP     Philippines Peso
      USD     U.S. Dollar
      ZAR     South African Rand

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MFS Research International FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: April 23, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: April 23, 2007